SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 5 - SHAREHOLDERS' EQUITY

The following change occurred during the six months ended June 30, 2022:

On March 1, 2022, the Company entered into a definitive agreement with several institutional and accredited investors for the purchase and sale of 20,000,000 of the Company's ordinary shares and accompanying warrants to purchase up to an aggregate of 15,000,000 of the Company's ordinary shares in a registered direct offering (the “March 2022 Registered Direct Offering”). The March 2022 Registered Direct Offering was consummated on March 3, 2022. The warrants are immediately exercisable and will expire five years from the issuance date at an exercise price of $0.65 per share, subject to certain adjustments. The warrants may be exercised on a cashless basis if at the time of exercise thereof, there is no effective registration statement registering the ordinary shares underlying the warrants. The terms of the warrants did not include features that would preclude equity classification. The Company also issued registered placement agent warrants to purchase up to an aggregate of 1,000,000 ordinary shares, substantially on the same terms as the warrants issued to the investors in the private placement, except they have an exercise price of $0.625 per share and expiration date is March 1, 2027. Upon any exercise of the warrants for cash, the Company agreed to pay the placement agent warrants to purchase up to 5.0% of the number of ordinary shares issued upon the cash exercise of the warrants (up to 750,000 warrants). Simultaneously with this offering, the Company entered into a warrant amendment agreement (the “Warrant Amendment Agreement”), with the investors in the March 2022 Registered Direct Offering. Pursuant to the Warrant Amendment Agreement, certain warrants to purchase up to an aggregate of 18,525,927 ordinary shares of the Company that were issued to the investors in July 2021 were amended to have a reduced exercise price of $0.65 per share and the term of exercise was extended to January 2, 2025. The Company received gross proceeds from the March 2022 Registered Direct Offering of $10,000, or approximately $8,850, net of issuance expenses in the amount of approximately $1,150.